Apr. 30, 2026
Johnson Opportunity Fund | Johnson Opportunity Fund
INVESTMENT OBJECTIVE
Long term capital growth.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class S
Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None	None
Exchange Fee	None	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Shareholder Servicing Fee	0.00%	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.90%	1.15%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

	1 year	3 Years	5 Years	10 Years
Class I	$92	$287	$498	$1,108
Class S	$117	$365	$633	$1,398

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘turns over’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29.15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The fund invests primarily in equity securities of small and medium sized U.S. companies (those with a market capitalization below $20 billion) that its Adviser believes offer opportunities for capital growth. The Adviser selects companies for the fund’s portfolio using a proprietary approach that blends quantitative and fundamental analysis. The Adviser begins with a quality test, which seeks companies that are judged to have productive capital allocation, a strong competitive position, financial strength, and high-quality earnings. The Adviser then assesses the stocks of those companies, using a multifactor quantitative process that measures valuation, profitability, momentum, earnings quality, growth, credit quality, capital use, and investor sentiment/technical factors. Finally, the Adviser’s dedicated sector analysts and generalist product team members use traditional fundamental research to select, from the candidates identified by the above-described qualitative and quantitative analysis, those stocks that the Adviser believes offer the best opportunities for investment. Equity securities include common stock, preferred stocks, and exchange traded funds (ETFs) that invest primarily in equity securities.

AVERAGE ANNUAL TOTAL RETURNS
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Total Returns for the Opportunity Fund Class I as of December 31 of each year

Best Quarter: 4Q2020, 21.39% Worst Quarter: 1Q2020, -26.93%

Average Annual Total Returns as of December 31, 2025
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	5/16/1994	4.15%	8.94%	9.68%
After Taxes on Distributions		3.01%	7.27%	8.16%
After Taxes on Distributions and Sale of Fund Shares		3.30%	6.78%	7.52%
Class S
Before Taxes	9/15/2023	3.88%			10.54%
Russell 3000 Index		17.15%	13.15%	14.29%	15.42%
Russell 2500 Total Return Index		11.91%	7.26%	10.40%	15.01%*

*
For the Class S shares; inception date of 9/15/2023

The fund’s broad-based securities market index is the Russell 3000 Index, which measures the performance of roughly 3,000 largest U.S. companies based on total market capitalization.
The Russell 2500 Total Return Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, representing small to mid-cap (“smid” cap) U.S. equities, with dividends reinvested. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.